UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10379

Registrant Name:	PIMCO California Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO California Municipal Income Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 162.8%
MUNICIPAL BONDS & NOTES 162.1%
CALIFORNIA 159.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2008	$10,000	$10,846
5.000% due 04/01/2034
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	4,000	4,001
6.125% due 06/01/2038	1,000	1,000
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
5.600% due 06/01/2036	1,500	1,510
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039 (b)	10,200	11,367
5.000% due 10/01/2039 (b)	10,000	10,945
California Health Facilities Financing Authority Revenue Bonds, (IBC/NPFGC Insured), Series 2007
5.000% due 11/15/2042	1,600	1,637
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	5,050	5,943
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	2,000	2,263
6.000% due 07/01/2039	4,000	4,566
6.500% due 11/01/2038	1,000	1,176
California Health Facilities Financing Authority Revenue Bonds, Series 2010
5.000% due 11/15/2036	1,450	1,624
9.139% due 11/15/2036 (c)	1,000	1,278
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	1,000	1,160
6.000% due 08/15/2042	2,800	3,356
11.182% due 11/15/2042 (c)	6,000	6,305
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	11,000	12,415
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	3,675	4,201
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,519
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
5.000% due 02/01/2039	10,000	11,140
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	2,900	3,141
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,000	1,253
California Pollution Control Financing Authority Revenue Bonds, Series 2010
5.100% due 06/01/2040	2,000	2,211
5.250% due 08/01/2040	1,250	1,401
California State General Obligation Bonds, Series 2006
5.000% due 09/01/2035	5,885	5,993
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	100	105
5.000% due 12/01/2037	3,000	3,190
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	2,000	2,286
6.000% due 11/01/2039	2,000	2,340
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	2,400	2,779
5.500% due 03/01/2040	1,500	1,732
California State General Obligation Bonds, Series 2013
5.000% due 11/01/2043	7,000	8,237
California State General Obligation Bonds, Series 2015
5.000% due 09/01/2032	1,300	1,581
California State General Obligation Bonds, Series 2016
4.000% due 12/01/2030	1,000	1,128
5.000% due 09/01/2045	1,000	1,196
California State Public Works Board Revenue Bonds, Series 2009
5.000% due 04/01/2034	2,000	2,248
5.750% due 10/01/2030	2,000	2,294
6.000% due 11/01/2034	2,000	2,319
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 12/01/2029	1,500	1,767
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2047	14,000	16,545
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
5.375% due 04/01/2030	2,150	2,156
California Statewide Communities Development Authority Revenue Bonds, (FGIC Insured), Series 2007
5.750% due 07/01/2047	3,200	3,516
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	1,870	2,218
6.750% due 02/01/2038	6,875	8,181

California Statewide Communities Development Authority Revenue Bonds, (NPFGC Insured), Series 2000
5.125% due 07/01/2024	100	109
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	900	952
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.500% due 07/01/2031	845	894
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2040	10,000	11,188
6.250% due 10/01/2039	1,000	1,156
7.500% due 06/01/2042	990	1,079
California Statewide Communities Development Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	2,000	2,397
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	11,500	13,256
5.125% due 05/15/2031	4,000	4,573
5.375% due 05/15/2038	4,500	5,185
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	3,000	3,068
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	5,000	5,732
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.850% due 08/01/2033	350	350
Desert Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 08/01/2037	5,000	5,288
Desert Community College District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2037	1,250	1,498
Eastern Municipal Water District, California Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2035	6,300	6,798
El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034	14,425	14,470
Folsom Redevelopment Agency, California Tax Allocation Bonds, Series 2009
5.500% due 08/01/2036	1,000	1,083
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	8,300	7,664
5.750% due 06/01/2047	24,325	24,183
Hayward Unified School District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2038	6,000	6,830
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	1,000	1,110
Kaweah Delta Health Care District, California Revenue Bonds, Series 2015
4.000% due 06/01/2045	2,000	2,048
Kern County, California Certificates of Participation Bonds, (AGC Insured), Series 2009
5.750% due 08/01/2035	10,590	11,804
Lancaster Redevelopment Agency, California Tax Allocation Bonds, Series 2009
6.875% due 08/01/2039	500	585
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,247
Long Beach, California Airport System Revenue Bonds, Series 2010
5.000% due 06/01/2040	5,000	5,513
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.375% due 07/01/2034 (b)	3,000	3,343
5.375% due 07/01/2038 (b)	7,000	7,771
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2037	4,100	4,844
5.000% due 07/01/2043	5,000	5,831
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	3,650	4,238
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2029 (b)	10,000	11,234
5.000% due 01/01/2034 (b)	8,500	9,503
5.300% due 01/01/2034	250	282
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	18,845	26,721
Malibu, California Certificates of Participation Bonds, Series 2009
5.000% due 07/01/2039	700	776
Peralta Community College District, California General Obligation Bonds, Series 2009
5.000% due 08/01/2039	1,250	1,390
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2013
5.000% due 05/15/2043	2,000	2,271
River Islands Public Financing Authority, California Special Tax Bonds, Series 2015
5.500% due 09/01/2045	3,000	3,265
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	6,250	6,735
San Diego Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2016
5.000% due 09/01/2029	250	304
San Diego Regional Building Authority, California Revenue Bonds, Series 2009
5.375% due 02/01/2036	3,285	3,700
San Francisco, California City & County Certificates of Participation Bonds, Series 2009
5.250% due 04/01/2031	650	726
San Jose, California Hotel Tax Revenue Bonds, Series 2011
6.500% due 05/01/2036	1,500	1,826
San Jose, California Special Assessment Bonds, Series 2001
5.600% due 09/02/2017	230	235
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2031	2,315	2,788

San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,200	1,356
Santa Clara County, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.750% due 02/01/2041	3,500	3,736
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,300	1,513
Stockton Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2031	4,000	4,766
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	800	793
Torrance, California Revenue Bonds, Series 2010
5.000% due 09/01/2040	6,300	6,890
Turlock, California Certificates of Participation Bonds, Series 2007
5.500% due 10/15/2037	2,000	2,146
Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2043	2,500	2,870
Westlake Village, California Certificates of Participation Bonds, Series 2009
5.000% due 06/01/2039	1,000	1,007

		440,989

ILLINOIS 2.3%
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,000	1,994
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2028	4,400	4,396

		6,390

Total Municipal Bonds & Notes (Cost $394,924)		447,379

SHORT-TERM INSTRUMENTS 0.7%
SHORT-TERM NOTES 0.7%
Federal Home Loan Bank
0.334% due 05/06/2016 (a)	1,900	1,900

Total Short-Term Instruments (Cost $1,900)		1,900

Total Investments in Securities (Cost $396,824)		449,279

Total Investments 162.8% (Cost $396,824)		$449,279
Preferred Shares (54.3%)		(150,000)
Other Assets and Liabilities, net (8.5%)		(23,285)

Net Assets Applicable to Common Shareholders 100.0%		$275,994

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a yield to maturity.

(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(c)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$440,989	$0	$440,989
Illinois	0	6,390	0	6,390
Short-Term Instruments
Short-Term Notes	0	1,900	0	1,900

Total Investments	$0	$449,279	$0	$449,279

There were no significant transfers between Levels 1, 2, or 3 during the period ended March 31, 2016.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the aggregate cost and the gross and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 396,824	$52,534	$(79)	$52,455

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016